Capital Raises (Details) - USD ($) $ / shares in Units, $ in Thousands											1 Months Ended						3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 13, 2023	Oct. 01, 2022	Mar. 31, 2022	Mar. 22, 2022	Mar. 22, 2022	Sep. 15, 2021	Sep. 13, 2021	Sep. 13, 2021	Feb. 12, 2021	Feb. 11, 2021	Jan. 31, 2023	Oct. 18, 2022	Jul. 22, 2022	Mar. 22, 2022	Feb. 16, 2021	Jan. 24, 2021	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2023	Mar. 15, 2022	Sep. 30, 2021
Capital Raises (Details) [Line Items]
Exercise price of warrants (in Dollars per share)																					$ 6,400,000				$ 2,300,000
Proceeds from warrant exercises (in Dollars)									$ 27,800						$ 18,500	$ 27,800
Number of common shares sold under offering										40,000
Purchase price per share (in Dollars per share)									$ 149.93
Preferred stock, shares authorized																		5,000,000					5,000,000
Other estimated offering expenses, (in Dollars)								$ 50,600														$ 46,906	$ 46,906	$ 50,585
Preferred stock, par value (in Dollars per share)																		$ 0.001			$ 0.001		$ 0.001	$ 0.001
Remaining warrants (in Dollars)				$ 5,600	$ 5,600									$ 5,600
Warrants forfeited					394,000									394,000
Shared holders participants, percent					71.00%									71.00%
Deemed dividend modification cost (in Dollars)		$ 2,600			$ 2,600
Deemed contribution value (in Dollars)		$ 1,500			$ 1,500
Exercisable expire issuance date												5 years
Net proceeds from issuance of common stock and warrants (in Dollars)																								$ 77,852
Common stock issued in direct offering												930,990
Warrant [Member]
Capital Raises (Details) [Line Items]
Warrants to purchase shares of common stock after adjustment															132,670
Warrant [Member]
Capital Raises (Details) [Line Items]
Warrants to purchase shares of common stock after adjustment									200,000							258,065
Exercise price of warrants (in Dollars per share)												$ 0.001
Number of common shares sold under offering												3,846,153
Percent of warrants forfeited upon redemption							75.00%	75.00%
Warrants to purchase shares of common stock after adjustment									200,000			2,310,990
Warrants exercised for common shares												930,990
January 2021 Pre-Funded Warrants [Member]
Capital Raises (Details) [Line Items]
Warrants to purchase shares of common stock after adjustment																180,732
Exercise price of warrants (in Dollars per share)																$ 0.08
Exercise price of warrants (in Dollars per share)																$ 116.18
Exercisable warrants per common share																1
Second February 2021 Pre-Funded Warrants [Member]
Capital Raises (Details) [Line Items]
Warrants to purchase shares of common stock after adjustment									106,667
Exercise price of warrants (in Dollars per share)									$ 0.08
February 2021 Pre-Funded Warrants [Member]
Capital Raises (Details) [Line Items]
Warrants to purchase shares of common stock after adjustment									92,670
Exercise price of warrants (in Dollars per share)									$ 0.08
Exercise price of warrants (in Dollars per share)									150.68
Preferred Stock [Member]
Capital Raises (Details) [Line Items]
Preferred stock, shares authorized																					5,000,000
Preferred stock, par value (in Dollars per share)																					$ 0.001
Purchase Warrants [Member] | Warrant [Member]
Capital Raises (Details) [Line Items]
Exercise price of warrants (in Dollars per share)									150			$ 5.85			$ 150.75	$ 116.25
Exercise price of warrants (in Dollars per share)									$ 150			5.85			$ 150.75	$ 116.25
Warrant [Member]
Capital Raises (Details) [Line Items]
Warrants to purchase shares of common stock after adjustment															132,670
Registered Direct Offering [Member]
Capital Raises (Details) [Line Items]
Common stock issued in direct offering									93,334						40,000	77,334				210,668
Exercise price of warrants (in Dollars per share)												$ 5.849
Number of common shares sold under offering												253,112
Subscription price (in Dollars per share)							$ 920	$ 920
Original issuance discount percentage							8.00%	8.00%
Aggregate subscription value (in Dollars)							$ 54,100	$ 54,100
Registered Direct Offering [Member] | Warrant [Member]
Capital Raises (Details) [Line Items]
Common stock issued in direct offering									93,334			253,112			40,000	77,334
Exercise price of warrants (in Dollars per share)												$ 0.001					$ 0.001
Number of common shares sold under offering								626,667
Warrants to purchase shares of common stock after adjustment																258,065
Registered Direct Offering [Member] | Maximum [Member]
Capital Raises (Details) [Line Items]
Common stock at share prices (in Dollars per share)																				$ 150.75
Registered Direct Offering [Member] | Minimum [Member]
Capital Raises (Details) [Line Items]
Common stock at share prices (in Dollars per share)																				$ 116.25
Registered Direct Offering [Member] | Purchase Warrants [Member] | Warrant [Member]
Capital Raises (Details) [Line Items]
Exercise price of warrants (in Dollars per share)																$ 116.25
Exercise price of warrants (in Dollars per share)																$ 116.25
Registered Direct Offering [Member] | Warrant [Member]
Capital Raises (Details) [Line Items]
Number of common shares sold under offering								626,667
Equity Distribution Agreement [Member]
Capital Raises (Details) [Line Items]
Proceeds from warrant exercises (in Dollars)																					$ 20,400
Number of common shares sold under offering																					28,981,729
Sale of stock, maximum potential offering (in Dollars)	$ 25,000												$ 25,000
Sale of stock, consideration received on transaction (in Dollars)																					$ 21,000
Equity Distribution Agreement [Member] | Maximum [Member]
Capital Raises (Details) [Line Items]
Sale of stock, maximum potential offering (in Dollars)	$ 27,400
Common stock at share prices (in Dollars per share)																					$ 1.86
Equity Distribution Agreement [Member] | Minimum [Member]
Capital Raises (Details) [Line Items]
Common stock at share prices (in Dollars per share)																					$ 0.200034
Securities Purchase Agreement [Member]
Capital Raises (Details) [Line Items]
Net proceeds from issuance of common stock and warrants (in Dollars)												$ 14,100
Securities Purchase Agreement [Member] | Pre-Funded Warrant [Member]
Capital Raises (Details) [Line Items]
Exercise price of warrants (in Dollars per share)												$ 0.001
Exercisable warrants per common share												1
Series 7 Convertible Preferred Stock [Member]
Capital Raises (Details) [Line Items]
Preferred stock, shares issued																		0					0
Preferred Stock, Shares Outstanding																		0					0
Mezzanine equity, convertible preferred shares, par value per share (in Dollars per share)							$ 0.001	$ 0.001
Mezzanine equity, convertible preferred shares, stated value per share (in Dollars per share)							1,000	1,000																			$ 1,000
Mezzanine equity, convertible preferred shares, conversion price (in Dollars per share)							$ 93.75	$ 93.75
Other estimated offering expenses, (in Dollars)							$ 50,600
Preferred stock, shares authorized					49,250	49,250								49,250
Aggregate cash paid (in Dollars)			$ 49,300		$ 49,300	$ 49,300								$ 49,300					$ 49,300
Series 7 Convertible Preferred Stock [Member] | Warrant [Member]
Capital Raises (Details) [Line Items]
Percent of warrants forfeited upon redemption				75.00%	75.00%									75.00%												75.00%
Series 7 Convertible Preferred Stock [Member] | Preferred Stock [Member]
Capital Raises (Details) [Line Items]
Preferred stock, shares authorized														49,250
Series 7 Convertible Preferred Stock [Member] | Registered Direct Offering [Member]
Capital Raises (Details) [Line Items]
Number of common shares sold under offering								58,750
Aggregate subscription value (in Dollars)							$ 54,100	$ 54,100
Series 7 Convertible Preferred Stock [Member] | Registered Direct Offering [Member] | Warrant [Member]
Capital Raises (Details) [Line Items]
Number of common shares sold under offering							626,667
Common Stock [Member]
Capital Raises (Details) [Line Items]
Mezzanine equity, convertible preferred shares, conversion price (in Dollars per share)							$ 93.75	$ 93.75
Common Stock [Member] | Registered Direct Offering [Member]
Capital Raises (Details) [Line Items]
Number of common shares sold under offering								626,667
Series 8 Convertible Preferred Stock [Member]
Capital Raises (Details) [Line Items]
Number of common shares sold under offering				1,503,726	1,503,726
Subscription price (in Dollars per share)				$ 940	$ 940									$ 940
Original issuance discount percentage				6.00%	6.00%									6.00%
Aggregate subscription value (in Dollars)				$ 50,000	$ 50,000									$ 50,000
Preferred Stock, Shares Outstanding																		0			0		0
Other estimated offering expenses, (in Dollars)				$ 46,900	$ 46,900									$ 46,900
Preferred stock, shares authorized				53,197.7234	53,197.7234									53,197.7234
Preferred stock, par value (in Dollars per share)				$ 0.001	$ 0.001									$ 0.001
Preferred stock, stated value per share (in Dollars per share)				1,000	1,000									1,000
Preferred stock, convertible, conversion price (in Dollars per share)				$ 35.38	$ 35.38									$ 35.38
Preferred stock, shares authorized														53,197.72				53,197.72
Aggregate cash paid (in Dollars)														$ 53,200				$ 53,200
Warrants forfeited														751,841				751,841
Series 8 Convertible Preferred Stock [Member] | Warrant [Member]
Capital Raises (Details) [Line Items]
Percent of warrants forfeited upon redemption				50.00%	50.00%									50.00%
Series 8 Convertible Preferred Stock [Member] | Registered Direct Offering [Member]
Capital Raises (Details) [Line Items]
Number of common shares sold under offering				1,503,726										1,503,726
Subscription price (in Dollars per share)				$ 940	$ 940									$ 940
Original issuance discount percentage				6.00%	6.00%									6.00%
Aggregate subscription value (in Dollars)				$ 50,000	$ 50,000									$ 50,000
Preferred stock, shares authorized				53,197.7234	53,197.7234									53,197.7234
Preferred stock, par value (in Dollars per share)				$ 0.001	$ 0.001									$ 0.001
Subsequent Event [Member] | Maximum [Member]
Capital Raises (Details) [Line Items]
Common stock at share prices (in Dollars per share)																									0.22291
Subsequent Event [Member] | Minimum [Member]
Capital Raises (Details) [Line Items]
Common stock at share prices (in Dollars per share)																									$ 0.139609
Subsequent Event [Member] | Registered Direct Offering [Member] | Warrant [Member]
Capital Raises (Details) [Line Items]
Exercise price of warrants (in Dollars per share)												$ 0.001
Subsequent Event [Member] | Registered Direct Offering [Member] | Pre-Funded Warrant [Member]
Capital Raises (Details) [Line Items]
Common stock issued in direct offering											1,380,000
Warrants exercised for common shares											1,380,000
Subsequent Event [Member] | Equity Distribution Agreement [Member]
Capital Raises (Details) [Line Items]
Number of common shares sold under offering																	9,655,207
Sale of stock, consideration received on transaction (in Dollars)																	$ 15,400
Subsequent Event [Member] | Equity Distribution Agreement [Member] | Maximum [Member]
Capital Raises (Details) [Line Items]
Common stock at share prices (in Dollars per share)																	$ 1.86
Subsequent Event [Member] | Equity Distribution Agreement [Member] | Minimum [Member]
Capital Raises (Details) [Line Items]
Common stock at share prices (in Dollars per share)																	$ 1.15